Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment
10.	Property, plant and equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2022	$1,415	$5,404	$30,141	$163	$152	$3,036	$40,311
Additions	2	-	1,017	1	7	1,465	2,492
Conversion adjustments	(19)	(153)	(1,457)	1	(4)	(108)	(1,740)
Balance as of December 31, 2023	$1,398	$5,251	$29,701	$165	$155	$4,393	$41,063

Additions	12	0	854	0	6	1,255	2,127
Conversion adjustments	6	22	1,863	0	0	168	2,059
Balance as of December 31, 2024	$1,416	$5,273	$32,418	$165	$161	$5,816	$45,249

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of January 1, 2022	1,286	$22,074	$86	$82	$23,528

Depreciation expense	63	957	2	5	1,027
Conversion effects	(31)	(1,412)	(1)	(2)	(1,446)
Balance as of December 31, 2023	1,318	$21,619	$87	$85	$23,109

Depreciation expense	57	990	2	5	1,054
Conversion effects	(20)	1,470	(4)	(3)	1,443
Balance as of December 31, 2024	$1,355	$24,079	$85	$87	$25,606

The depreciation expense for the years ended December 31, 2024, and 2023 amounted to $ 1,066,382 and $ 1,035,244, respectively.

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in- progress	Total

Balance as of January 1, 2023	$1,415	$4,118	$8,067	$77	$70	$3,036	$16,783

Balance as of December 31, 2023	$1,398	$3,933	$8,082	$78	$70	$4,393	$17,954

Balance as of December 31, 2024	$1,416	$3,918	$8,327	$80	$73	$5,816	$19,630

As noted in note 2, the plants located in the United States of America ceased operations in October 2023. The amount as of December 31, 2023 of property, plant and equipment amounted to $ 2,105,393, net. A valuation of the plants was carried out by an expert in the field, in order to review whether a possible deterioration would have to be recorded.